................................
                                                .        OMB APPROVAL          .
                                                ................................
                                                .OMB Number:          3235-0006.
                                                .Expires:      October 31, 2003.
                                                .Estimated average             .
                                                .   burden hours per           .
                                                .   response:..............23.5.
                                                ................................





           THIS FILING LISTS SECURITIES HOLDINGS THAT WERE REPORTED ON
                THE FORM 13F FILED ON MAY 15, 2001 PURSUANT TO A
                REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
                        CONFIDENTIAL TREATMENT EXPIRED ON
                                  MAY 15, 2002.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001
                                               --------------

Check here if Amendment [X]; Amendment Number:          2
                                                 ------------------------
         This Amendment (Check only one.):[_]is a restatement.
                                          [X]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Satellite Asset Management, L.P.
Address:      10 East 50th Street, 21st Floor
              New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Brian S. Kriftcher
Title:        Chief Operating Officer and Principal
Phone:        (212) 209-2050

Signature, Place, and Date of Signing:

/S/ Brian S. Kriftcher            New York, New York                May 17, 2002
---------------------------       --------------------------        ------------
[Signature]                       [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                       0
                                                                       ----
Form 13F Information Table Entry Total:                                  1
                                                                       ----
Form 13F Information Table Value Total:                               $53,604
                                                                      -------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE





                                                     FORM 13F INFORMATION TABLE
                                                     SATELLITE ASSET MANAGEMENT
                                                  FOR QUARTER ENDED MARCH 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer         Title of     CUSIP      Value    Shrs or     SH/  Put/ Investment Other              Voting Authority
                       Class                   (x$1000) prn amt     PRN  Call Discretion Managers
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Sole       Shared      None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WILLAMETTE INDS INC    COM          969133107  53,604    1,165,300  SH        SOLE                  1,165,300
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY:  1 DATA RECORD                        53,604   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
